Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue
Health care services	€ 3,529,609	€ 3,499,437	€ 10,255,289	€ 10,707,969
Health care products	911,757	914,331	2,716,372	2,750,940
Revenue	4,441,366	4,413,768	12,971,661	13,458,909
Revenue from contracts with customers
Revenue
Health care services	3,424,066	3,427,404	9,962,881	10,477,945
Health care products	889,217	889,872	2,629,629	2,675,220
Revenue	4,313,283	4,317,276	12,592,510	13,153,165
Other revenue
Revenue
Health care services	105,543	72,033	292,408	230,024
Health care products	22,540	24,459	86,743	75,720
Revenue	€ 128,083	€ 96,492	€ 379,151	€ 305,744